Annual Total Returns- Vanguard Real Estate Index Fund (Institutional) [BarChart] - Institutional - Vanguard Real Estate Index Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.70%	17.65%	2.48%	30.28%	2.45%	8.51%	4.93%	(5.93%)	29.02%	(4.67%)